INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
CONTINUING OPERATIONS
Sales	$ 650,691	$ 627,016	$ 1,964,132	$ 2,050,973
Cost of goods sold	434,261	446,571	1,585,921	1,380,680
GROSS MARGIN	216,430	180,445	378,211	670,293
INCOMES (EXPENSES)
Administrative	(32,473)	(30,408)	(99,424)	(112,507)
Selling and marketing	(43,570)	(42,269)	(128,029)	(137,140)
Other operating expenses	(19,956)	(10,239)	(41,249)	(50,915)
Finance costs	(14,271)	(17,677)	(39,079)	(69,274)
Reorganization costs	(40,984)		(79,570)
Restructuring Costs				(7,118)
Gain on September 2020 Recapitalization transaction, net		1,026		51,367
Unrealized gain (loss) on derivative instruments and other	(274,841)	(71,558)	304,811	(79,177)
Realized gain (loss) on derivative instruments	78,575	(56,905)	144,921	(276,808)
Realized gain (loss) on investment	(10,273)		18,727
Other income (expense), net	154	(1,431)	(392)	(4,488)
Profit (loss) from continuing operations before income taxes	(141,209)	(49,016)	458,927	(15,767)
Provision (recovery) for income taxes	(1,978)	3,311	(3,190)	4,618
PROFIT (LOSS) FROM CONTINUING OPERATIONS	(139,231)	(52,327)	462,117	(20,385)
DISCONTINUED OPERATIONS
Loss after tax from discontinued operations		4,788		630
PROFIT (LOSS) FOR THE PERIOD	(139,231)	(47,539)	462,117	(19,755)
Attributable to:
Shareholders of Just Energy	(139,207)	(52,315)	462,201	(20,260)
Discontinued operations		4,788		630
Non-controlling interest	(24)	(12)	(84)	(125)
PROFIT (LOSS) FOR THE PERIOD	$ (139,231)	$ (47,539)	$ 462,117	$ (19,755)
Earnings per share from continuing operations
Basic	$ (2.90)	$ (1.09)	$ 9.61	$ (0.77)
Diluted	(2.90)	(1.09)	9.45	(0.77)
Loss per share from discontinued operations
Basic		0.10		0.02
Diluted		0.10		0.02
Earnings per share available to shareholders
Basic	(2.90)	(0.99)	9.61	(0.75)
Diluted	$ (2.90)	$ (0.99)	$ 9.45	$ (0.75)